DERIVATIVE FINANCIAL INSTRUMENTS - Hedge Classification (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) GWh MMBTU	Dec. 31, 2016 USD ($) GWh bbl
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 24,841	$ 25,971
Effective Portion	(706)	278
Ineffective Portion	(16)	(13)
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	10,254	11,998
Effective Portion	42	149
Ineffective Portion	$ (16)	$ (13)
Nominal amount of hedging instrument | GWh	15,586	8,561
Amount of commodity derivatives (in mmbtu) | MMBTU	45,014
Commodity derivatives (bbl) | bbl		3,087
Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 14,587	$ 13,973
Effective Portion	(748)	129
Ineffective Portion	$ 0	$ 0